Changes in Capital Accounts, textuals (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	2 Months Ended				3 Months Ended			5 Months Ended	8 Months Ended	12 Months Ended
	Jan. 14, 2020	Jan. 15, 2019	Jan. 09, 2019	Feb. 09, 2018	Apr. 02, 2020	Mar. 06, 2020	Feb. 15, 2019	Feb. 15, 2018	Apr. 02, 2020	Mar. 26, 2020	Mar. 21, 2017	May 30, 2017	Sep. 11, 2019	Dec. 31, 2019	Dec. 21, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted stock award, shares														5,747,786		161,700
Percentage of shares vesting after grant date																66.00%
Compensation cost on restricted stock awards														$ 1,791		$ 1,587	$ 1,171
Unrecognized compensation cost relating to restricted share awards														$ 1,889		3,680
Period for recognition for unrecognized compensation cost														7 months 13 days
Net proceeds after deducting offering expenses														$ 6,452		$ 17,413	31,989
Preferred stock par value														$ 0.01		$ 0.01
Issuance of preferred stock in exchange for loan reduction																	$ 3,000
Preferred stock shares outstanding														1,600		350
Warrants outstanding																100,010
Diana Shipping Inc [Member]
Issuance of Series C preferred stock, shares												100
Preferred stock par value												$ 0.01
Issuance of preferred stock in exchange for loan reduction												$ 3,000
Preferred stock, voting rights												49%		250.000 votes
Preferred stock shares outstanding														100		100
Subsequent Event [Member] | Diana Shipping Inc [Member]
Number of shares repurchased and cancelled										100
Payments for Repurchase of Preferred Stock										$ 1,500
Receipt of NASDAQ Notice [Member]
Minimum Bid Price		$ 1											$ 1
Closing Bid Price Threshold Consecutive Trading Days		30 days											30 days
Receipt of NASDAQ Notice [Member] | Subsequent Event [Member]
Minimum Bid Price						$ 1
Grace Period To Regain Compliance						180 days
Share Repurchase Program [Member]
Maximum aggregate authorized share repurchase amount			$ 6,000
Expiration date			Dec. 21, 2019
Number of shares repurchased and cancelled															0
Share Repurchase Program [Member] | Subsequent Event [Member]
Maximum aggregate authorized share repurchase amount	$ 6,000
Expiration date	Dec. 21, 2020
Number of shares repurchased and cancelled					452,768
Series B Convertible Preferred Stock [Member]
Preferred stock par value																$ 0.01
Series B-2 Convertible Preferred Stock [Member]
Preferred stock shares outstanding														1,500		250	289
Series B-2 Convertible Preferred Stock [Member] | Subsequent Event [Member]
Conversion of Series B preferred stock to common stock									900
Conversion of Series B preferred stock to common stock (Note 7), shares									1,552,152
Preferred stock shares outstanding					600				600
Registered Direct Offering [Member] | Series B Convertible Preferred Stock [Member]
Issuance of preferred stock, shares											3,000
Preferred stock par value											$ 0.01
Number of warrants											6,500
Private Placement Offering [Member] | Series B-2 Convertible Preferred Stock [Member]
Number of warrants											140,500
Preferred Stock [Member]
Issuance of Series B preferred stock, shares														6,470		17,490	32,500
Conversion of Series B preferred stock to common stock														5,220		17,529	32,211
Issuance of Series C preferred stock, shares																	100
Preferred stock shares outstanding																100
Common Stock [Member]
Conversion of Series B preferred stock to common stock (Note 7), shares														7,100,510		10,250,265	4,049,733
Additional Paid-in Capital [Member]
Net proceeds after deducting offering expenses														$ 6,452		$ 17,413	$ 31,989
Issuance of preferred stock in exchange for loan reduction																	$ 3,000
2015 Equity Incentive Plan Amendment [Member]
Equity incentive plan, number of shares reserved				550,000										388,300
Restricted stock award, shares				161,700
Restricted common stock award, value				$ 380
Percentage of shares that will vest on the grant date				33.00%
Percentage of shares vesting after grant date				66.00%
Restricted common stock, award vesting period				2 years
Executive Officers And Non Executive Directors [Member]
Restricted stock award, shares							5,747,786
Restricted common stock award, value								$ 5,000
Percentage of shares that will vest on the grant date							33.00%
Percentage of shares vesting after grant date							66.00%
Restricted common stock, award vesting period							2 years
Compensation cost on restricted stock awards																$ 1,464